Capital Management - Summary of Capital Management (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capital Management [Abstract]
Warrant liability	$ 106	$ 1,754
Lease liabilities	1,487	22,471
Provisions	6,690	22,195
Long-term debt	0	38,311	$ 40,532
Total equity	36,208	33,881	$ 15,012	$ 94,934
Cash	(37,144)	(108,490)
Total capital	$ 7,347	$ 10,122